Consolidated balance sheet - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Goodwill	€ 17,709	€ 22,311
Intangible assets	17,055	18,590
Property, plant and equipment	8,992	11,669
Pension asset for funded schemes in surplus	4,462	4,164
Deferred tax assets	1,146	1,280
Financial assets	3,065	1,571
Other non-current assets	976	971
Non-current assets	53,405	60,556
Current assets
Inventories	4,043	5,177
Trade and other current receivables	7,346	6,011
Current tax assets	329	373
Cash and cash equivalents	3,941	6,136
Other financial assets	1,121	1,330
Assets held for sale	286	167
Current assets	17,066	19,194
Total assets	70,471	79,750
Current liabilities
Financial liabilities	2,582	6,987
Trade payables and other current liabilities	16,939	16,690
Current tax liabilities	1,439	678
Provisions	589	831
Liabilities held for sale	113	48
Current liabilities	21,662	25,234
Non-current liabilities
Financial liabilities	25,696	25,066
Non-current tax liabilities	303	585
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	100	173
Unfunded schemes	844	1,021
Provisions	539	571
Deferred tax liabilities	3,603	4,342
Other non-current liabilities	137	203
Non-current liabilities	31,222	31,961
Total liabilities	52,884	57,195
Equity
Shareholders’ equity	15,530	19,990
Non-controlling interests	2,057	2,565
Total equity	17,587	22,555
Total liabilities and equity	€ 70,471	€ 79,750